COMMON STOCK	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
COMMON STOCK	COMMON STOCK
Long-Term Incentive Plan
On September 12, 2023 the stockholders of the Company approved the Quantum Corporation 2023 Long-Term incentive plan (“2023 LTIP”). The 2023 LTIP serves as the successor to the Company’s 2012 Long-Term Incentive Plan and provides for grants of performance share units, restricted stock units and stock options.
Reverse Stock Split
On August 26, 2024, the Company effected the Reverse Stock Split of the Company’s our issued and outstanding Common Stock. The Common Stock began to trade on a post-split basis on August 27, 2024. The par value of the Common Stock was unchanged as a result of the Reverse Stock Split, remaining at $0.01 per share, which resulted in the reclassification of capital from par value to capital in excess of par value. All share and per share data for comparative periods included within the Company’s Condensed Consolidated Financial Statements and related footnotes have been adjusted to account for the effect of the Reverse Stock Split.
Warrants
In connection with debt refinancing and amendment activities, the Company issued warrants to purchase shares of the Common Stock in December 2018 which are exercisable until December 27, 2028 (the "December 2018 Warrants”, in June 2020 which are exercisable until June 16, 2030 (the "June 2020 Warrants") and issued the June 2023 Warrants and May 2024 Warrants are until June 1, 2033 and May 24, 2034, respectively (collectively, the “Lender Warrants”). In July 2024, the Company issued warrants which are exercisable until July 11, 2034 and additional warrants were issued in August 2024 which are exercisable until August 13, 2034 (the “August 2024 Warrants”).
As part of the August 2024 Warrants, the Company agreed to lower the exercise price of certain outstanding warrants to purchase an aggregate of 430,711 shares of Common Stock held by the Term Loan lenders or their affiliates to $6.20 per share (the “Amended and Restated Warrants”). Other than lowering the exercise price and inserting certain restrictions on adjustments in the event of dilutive issuances at a price lower than the amended exercise price, the terms of the Amended and Restated Warrants are substantially similar to those contained in the original warrants.
The following summarizes the Company's outstanding Lender Warrants (in thousands, except exercise price):

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants	May 2024 Warrants	July 2024 Warrants	August 2024 Warrants	Total
March 31, 2024:
Exercise price	$26.60	$55.40	$20.00	n/a	n/a	n/a
Number shares under warrant(s)	357	184	63	n/a	n/a	n/a	604
Fair value	$2,320	$1,135	$591	n/a	n/a	n/a	$4,046
September 30, 2024:
Exercise price	$6.20 - $26.04	$6.20 - $54.19	$6.20	$6.20	$6.20	$6.20
Number shares under warrant(s)	363	188	64	100	50	380	1,145
Fair value	$516	$324	$174	$280	$140	$1,065	$2,499
The table below sets forth a summary of changes in the fair value of the Company’s Level 2 warrant liabilities as of September 30, 2023 and 2024:

Balance at March 31, 2023	$7,989
Issuance of warrants	1,195
Change in fair value of warrant liabilities	(5,128)
Balance at September 30, 2023	$4,056

Balance at March 31, 2024	$4,046
Issuance of warrants	3,157
Change in fair value of warrant liabilities	(5,216)
Repricing adjustment	512
Balance at September 30, 2024	$2,499
Upon exercise, the aggregate exercise price of the Lender Warrants may be paid, at each warrant holder’s election, in cash or on a net issuance basis, based upon the fair market value of the Common Stock at the time of exercise. The exercise price and the number of shares underlying the Lender Warrants are subject to adjustment in the event of specified events, including dilutive issuances of equity instruments at a price lower than the exercise price of the respective warrants (the "Down Round Feature"), repricing of existing equity-linked instruments at a price lower than the exercise price of the respective warrants (the "Warrant Repricing Feature"), a subdivision or combination of the Common Stock, a reclassification of the Common Stock or specified dividend payments. The Company's warrants also have a provision that determines the potential stock price used when applying the Black-Scholes valuation model to determine the settlement price of the warrants in Successor Major Transactions ("SMT"), as defined in the respective warrant agreements, which include a change in control or liquidation (the "Warrant Settlement Price Provision"). The Warrant Settlement Price Provision requires the use of the greater of the closing price of the Common Stock on the trading day immediately preceding the date on which an SMT is consummated, the closing market price of the Common Stock following the first public announcement of an SMT or the closing market of the Common Stock immediately preceding the announcement of an SMT. Due to these terms, equity classification was precluded, and these warrants are carried as liabilities at fair value.
The Company also issued 2,500 warrants to purchase the Common Stock in June 2020 and June 2023 to advisors of the Company at an exercise price of $60.00 and $20.00, respectively (collectively the "Other Warrants"). The Company has concluded that the Other Warrants do not contain provisions that would require liability classification under Topic 480 or Topic 718 and have been equity classified.
Registration Rights Agreements
The Lender Warrants grant the holders certain registration rights for the shares of Common Stock issuable upon the exercise of the applicable warrants, including (a) the ability of a holder to request that the Company file a Form S-1 registration statement with respect to at least 40% of the registrable securities held by such holder as of the issuance date of the applicable warrants; (b) the ability of a holder to request that the Company file a Form S-3 registration statement with respect to outstanding registrable securities if at any time the Company is eligible to use a Form S-3 registration statement; and (c) certain piggyback registration rights related to potential future equity offerings of the Company, subject to certain limitations.
COMMON STOCK
In the fiscal year ended March 31, 2023, the Company’s shareholders approved an increase in its authorized shares of common stock from 125 million to 225 million.
Common Stock Rights Offering
On April 22, 2022, the Company completed a rights offering of 1.5 million shares of its common stock for $45 per share (the “Rights Offering”). The proceeds net of offering expenses was $66.2 million. A portion of the proceeds from the Rights Offering was used to prepay $20.0 million of the Company’s Term Loan.
Long-Term Incentive Plan
The Company maintains two stockholder-approved incentive plans, the 2012 Long-Term Incentive Plan (“2012 Plan”) and a 2023 Long-Term Incentive Plan ("2023 Plan"). The 2023 Plan serves as the successor to our 2012 Plan and provides for grants of performance share units, restricted stock units and stock options. Our equity awards typically vest between one and three years. Stock options, performance shares and restricted stock grants to non-employee directors typically vest over one year. The term of each stock option under the 2023 Plan will not exceed seven years. Stock options, performance share units and restricted stock units granted under the 2023 Plan are subject to forfeiture if employment terminates.
The 2023 Plan has 0.4 million shares authorized for issuance of new shares, with 0.1 million performance shares and restricted shares outstanding, and 0.3 million shares available for future issuance under the Plan as of March 31, 2024.
2021 Inducement Plan
The Company's 2021 Inducement Plan became effective on February 1, 2021 and provides for issuance of inducement equity awards to individuals who were not previously an employee or non-employee director of the Company as an inducement material to such individual's entering into employment with the Company. The term of each stock option and restricted stock unit under the plan will not exceed seven years, and each award generally vests between two and three years.
On December 30, 2022 the Leadership and Compensation Committee of the Board of Directors approved an amendment to the 2021 Inducement Plan to increase the number of shares of common stock of the Company authorized for issuance thereunder from 38,500 to 75,000. There were 38,377 shares available for future issuance as of March 31, 2024.
The Company accounts for all forfeitures of stock-based awards when they occur.
Employee Stock Purchase Plan
The Company's has an Employee Stock Purchase Plan (the "ESPP") which enables eligible employees to purchase shares of its common stock at a discount. Purchases will be accomplished through participation in discrete offering periods. On each purchase date, eligible employees will purchase the Company's common stock at a price per share equal to 85% of the lesser of (i) the fair market value of the Company's common stock on the first trading day of the offering period, and (ii) the fair market value of the Company's common stock on the purchase date.
The Company has reserved shares of common stock for future issuance under its ESPP as follows (in thousands):

	March 31,
	2024	2023	2022
Shares available for issuance at beginning of period	4.4	34.4	53.9
Shares issued during the period	—	(30.0)	(19.5)
Total shares available for future issuance at end of period	4.4	4.4	34.4
The Company uses the Black-Scholes-Merton option-pricing model (“Black-Scholes”) to determine the fair value for stock options, shares forecasted to be issued pursuant to its ESPP, and warrants. This requires the use of assumptions about expected life, stock price, volatility, risk-free interest rates and expected dividends.
Expected Life—The expected term was based on historical experience with similar awards, giving consideration to the contractual terms, exercise patterns and post-vesting forfeitures.
Volatility—The expected stock price volatility for the Company's common stock was based on the historical volatility of its common stock over the most recent period corresponding with the estimated expected life of the award.
Risk-Free Rate—The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group.
Dividend Yield—The Company has never declared or paid any cash dividends and does not currently plan to pay cash dividends in the foreseeable future. Consequently, an expected dividend yield of zero was used.
The weighted-average grant date fair value and the assumptions used in calculating fair values of shares forecasted to be issued pursuant to the Company's ESPP are as follows:

	Year Ended March 31,
	2024	2023	2022
Expected life	n/a	0.5 years	0.5 years
Volatility	n/a	96%	51% - 57%
Risk-free interest rate	n/a	3.10%	0.06% - 0.23%
Dividend yield	n/a	—%	—%
Fair value of common stock	n/a	$37	$92 - $128
Performance Stock Units
The Company granted 6,000, 20,000, and 30,000 of performance share units with market conditions (“Market PSUs”) in fiscal 2024, 2023, and 2022, respectively. Market PSUs vest one to three years from the issuance date and become eligible for vesting based on the Company achieving certain stock price targets and are contingent upon continued service of the holder of the award during the vesting period. The estimated fair value of these Market PSUs is determined at the issuance date using a Monte Carlo simulation model.
Assumptions used in the Monte Carlo model to calculate fair values of market PSU’s during each fiscal period are as follows:

Weighted-Average	2024	2023	2022
Discount period (years)	3.00	3.00	2.98
Risk-free interest rate	3.53%	2.84%	0.93%
Stock price volatility	80.50%	80.00%	75.00%
Grant date fair value	$18.20	$23.40	$108.00
The Company granted 46,000, 45,000 and zero units of performance share units with financial performance conditions (“Performance PSUs”) in the fiscal years ended March 31, 2024, 2023 and 2022, respectively. Performance PSUs become eligible for vesting based on the Company achieving certain financial performance targets, and are contingent upon continued service of the holder of the award during the vesting period. Performance PSUs are valued at the market closing share price on the date of grant and compensation expense for Performance PSUs is recognized when it is probable that the performance conditions will be achieved. Compensation expense recognized related to Performance PSUs is reversed if the Company determines that it is no longer probable that the performance conditions will be achieved.
The following table summarizes activity for Market PSUs and Performance PSUs for the year ended March 31, 2024 (shares in thousands):

	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding as of March 31, 2023	81	$54.40
Granted	53	$10.26
Vested	(14)	$70.57
Forfeited or cancelled	(43)	$31.49
Outstanding as of March 31, 2024	77	$35.79
As of March 31, 2024, there was $0.6 million of unrecognized stock-based compensation related to Market PSUs and Performance PSUs, which is expected to be recognized over a weighted-average period of one year.
The total grant date fair value of shares vested during fiscal years ended March 31, 2024, 2023, and 2022 was $1.0 million, $1.9 million, and $3.9 million, respectively.
Restricted Stock Units
The Company granted 60,000, 145,000, and 140,000 of service-based restricted stock units (“RSUs”) in the fiscal years ended March 31, 2024, 2023 and 2022, respectively, which generally vest ratably over a three-year service period. RSUs are valued at the market closing share price on the date of grant and compensation expense for RSUs is recognized ratably over the applicable vesting period.
The following table summarizes activity for restricted stock units for the year ended March 31, 2024 (shares in thousands):

	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding as of March 31, 2023	225	$61.80
Granted	60	$10.80
Vested	(100)	$63.80
Forfeited or cancelled	(41)	$64.72
Outstanding as of March 31, 2024	144	$37.40
The total grant date fair value of RSUs vested during fiscal years ended March 31, 2024, 2023, and 2022 was $6.4 million, $5.2 million, and $5.0 million, respectively.
As of March 31, 2024, there was $2.6 million of total unrecognized stock-based compensation related to RSUs, which is expected to be recognized over a weighted-average period of two years.
Compensation Expense
The following table details the Company's stock-based compensation expense, net of forfeitures (in thousands):

	Year Ended March 31,
	2024	2023	2022
Cost of revenue	$774	$929	$1,112
Research and development	1,091	2,997	5,843
Sales and marketing	669	2,397	2,516
General and administrative	2,187	4,427	4,358
Total stock-based compensation	$4,721	$10,750	$13,829

	Year Ended March 31,
	2024	2023	2022
Restricted stock units	$4,551	$9,299	$9,331
Performance share units	170	878	3,811
Employee stock purchase plan	—	573	687
Total stock-based compensation	$4,721	$10,750	$13,829
Warrants
In connection with a debt refinancing and debt amendment activities, the Company issued warrants to purchase shares of the Company common stock in December 2018 which are exercisable until December 27, 2028 (the "December 2018 Warrants), in June 2020 which are exercisable until June 16, 2030 (the "June 2020 Warrants") and in June 2023 which are exercisable until June 1, 2033 (the "June 2023 Warrants").
The exercise price and the number of shares underlying the Company's December 2018 Warrants, June 2020 Warrants and June 2023 Warrants (collectively, the "Lender Warrants") and are subject to adjustment in the event of specified events, including dilutive issuances of equity instruments at a price lower than the exercise price of the respective warrants (the "Down Round Feature"), repricing of existing equity-linked instruments at a price lower than the exercise price of the respective warrants (the "Warrant Repricing Feature"), a subdivision or combination of the common stock, a reclassification of the common stock or specified dividend payments. Upon exercise, the aggregate exercise price may be paid, at each warrant holder’s election, in cash or on a net issuance basis, based upon the fair market value of the common stock at the time of exercise. The Company's warrants also have a provision that determines the potential stock price used when applying the Black-Scholes valuation model to determine the settlement price of the warrants in Successor Major Transactions ("SMT"), as defined in the respective warrant agreements, which include a change in control or liquidation (the "Warrant Settlement Price Provision"). The Warrant Settlement Price Provision requires the use of the greater of the closing price of the Company's common stock on the trading day immediately preceding the date on which an SMT is consummated, the closing market price of the Company's common stock following the first public announcement of an SMT or the closing market of the Company's common stock immediately preceding the announcement of an SMT. Because of these terms, equity classification was precluded, and these warrants are carried as liabilities at fair value.
The Company uses Level 2 inputs for its valuation methodology for the warrant liabilities as their fair values were determined by using the Black-Scholes model based on various assumptions. The assumptions used in calculating fair values of the Lender Warrants are as follows:

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants
March 31, 2024:
Discount period (years)	4.7 years	6.2 years	9.2 years
Risk-free interest rate	4.19%	4.16%	4.16%
Stock price volatility	87.00%	86.00%	81.00%
Grant date fair value	$6.60	$6.00	$9.00
March 31, 2023:
Discount period (years)	5.7 years	7.2 years	n/a
Risk-free interest rate	3.55%	3.52%	n/a
Stock price volatility	79.00%	77.00%	n/a
Grant date fair value	$15.40	$13.80	n/a
March 31, 2022:
Discount period (years)	6.7 years	8.2 years	n/a
Risk-free interest rate	2.39%	2.36%	n/a
Stock price volatility	79.00%	74.00%	n/a
Grant date fair value	$36.00	$31.80	n/a
The Company has adopted ASC 2017-11, Earnings per share (Topic 260) ; Distinguishing liabilities from equity (Topic 480); Derivatives and hedging (Topic 718) ("ASC 2017-11") which provides guidance that the inclusion of certain anti-dilution provisions including down-round provisions in which the exercise price and number of shares underlying an equity-linked instrument are adjusted based on certain specified events does not preclude an instrument from being equity classified. The Company has concluded the Warrant Repricing Feature does not meet the definition of a down-round provision that would provide a scope exception allowing equity classification; therefore, the Company's warrants are required to be classified as liabilities. In addition, the Company has concluded that the use of the greater of three share price inputs to the Black-Scholes valuation model in the Warrant Settlement Price Provision precludes the warrants from being indexed to the Company's own common stock under Topic 815 therefore requiring the Company to classify the warrants as liabilities with changes in fair value being recognized in the Company’s consolidated statement of operations.
The following summarizes the Company's outstanding Lender Warrants (in thousands, except exercise price):

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants	Total
March 31, 2024:
Exercise price	$26.60	$55.40	$20.00
Number shares under warrant(s)	357	184	63	604
Fair value	$2,320	$1,135	$591	$4,046
March 31, 2023:
Exercise price	$26.60	$55.80	n/a
Number shares under warrant(s)	356	183	n/a	539
Fair value	$5,447	$2,542	n/a	$7,989
March 31, 2022:
Exercise price	$26.60	$60.00	n/a
Number shares under warrant(s)	356	170	n/a	526
Fair value	$12,769	$5,468	n/a	$18,237
The Rights Offering triggered the Down Round Feature for the for June 2020 Warrants on April 22, 2022 due to the price per share received in the Rights Offering being lower than the exercise price. The exercise price for the June 2020 Warrants was adjusted to $55.80 per share and an additional 12,806 warrants were issued with an exercise price of $55.80. The issuance of the June 2023 Warrants triggered the Warrant Repricing Feature in the June 2020 Warrants and the December 2018 Warrants. The exercise price for the June 2020 Warrants was adjusted to $55.40 per share and an additional 1,363 warrants were issued with an exercise price of $55.40. The exercise price for the December 2018 warrants was not adjusted and an additional 1,021 warrants were issued with an exercise price of $26.60. The changes to the exercise price and number of warrants related to these adjustments were recorded as an adjustment to the warrant liability and reflected as a change in fair value of the warrant liability in the respective periods.
The table below sets forth a summary of changes in the fair value of the Company’s Level 2 warrant liabilities for the year ended March 31, 2024:

Balance at March 31, 2021	$78,267
Change in fair value of warrant liabilities	(60,030)
Balance at March 31, 2022	$18,237
Change in fair value of warrant liabilities	(10,250)
Balance at March 31, 2023	$7,989
Issuance of warrants	1,194
Change in fair value of warrant liabilities	(5,137)
Balance at March 31, 2024	$4,046
The Company also issued 2,500 warrants to purchase the Company's common stock in June 2020 and June 2023 to advisors of the Company at an exercise price of $60.00 and $20.00, respectively (collectively the "Other Warrants"). The Company has concluded that the Other Warrants do not contain provisions that would require liability classification under Topic 480 or Topic 718 and have been equity classified.
Registration Rights Agreements
The Lender Warrants grant the holders certain registration rights for the shares of common stock issuable upon the exercise of the applicable warrants, including (a) the ability of a holder to request that the Company file a Form S-1 registration statement with respect to at least 40% of the registrable securities held by such holder as of the issuance date of the applicable warrants; (b) the ability of a holder to request that the Company file a Form S-3 registration statement with respect to outstanding registrable securities if at any time the Company is eligible to use a Form S-3 registration statement; and (c) certain piggyback registration rights related to potential future equity offerings of the Company, subject to certain limitations.